UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03386)

Exact name of registrant as specified in charter:	Putnam Global Health Care Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2009

Date of reporting period: November 30, 2008

Item 1. Schedule of Investments:

Putnam Global Health Care Fund
The fund's portfolio
11/30/08 (Unaudited)

COMMON STOCKS (91.0%)(a)
	Shares	Value

Biotechnology (18.3%)
Amgen, Inc. (NON)	1,393,700	$77,406,098
Amylin Pharmaceuticals, Inc. (NON)	272,300	2,017,743
Arqule, Inc. (NON)	492,400	1,669,236
Basilea Pharmaceutical AG (Switzerland) (NON)	9,000	842,197
Basilea Pharmaceutical AG 144A (Switzerland) (NON)	45,000	4,210,986
Celgene Corp. (NON)	73,545	3,831,695
Genentech, Inc. (NON)	869,500	66,603,700
Genzyme Corp. (NON)	549,100	35,153,382
Idenix Pharmaceuticals, Inc. (NON)	611,035	3,537,893
InterMune, Inc. (NON)	351,400	4,044,614
Life Technologies Corp. (NON)	362,600	9,463,860
		208,781,404

Health-care services (15.8%)
Aetna, Inc.	222,600	4,857,132
AMERIGROUP Corp. (NON)	325,700	7,999,192
AmerisourceBergen Corp.	591,000	18,527,850
Cardinal Health, Inc.	795,060	25,855,351
Centene Corp. (NON)	362,751	6,710,894
CIGNA Corp.	694,000	8,404,340
Coventry Health Care, Inc. (NON)	418,500	5,218,695
Health Management Associates, Inc. Class A (NON)	3,353,800	4,896,548
Henry Schein, Inc. (NON)	195,900	6,999,507
Laboratory Corp. of America Holdings (NON)	53,500	3,389,760
LifePoint Hospitals, Inc. (NON)	534,800	10,728,088
McKesson Corp.	476,400	16,645,416
Omnicare, Inc.	481,200	11,601,732
Quest Diagnostics, Inc.	429,000	19,978,530
UnitedHealth Group, Inc.	264,800	5,563,448
Universal Health Services, Inc. Class B	116,900	4,342,835
WellPoint, Inc. (NON)	515,200	18,341,120
		180,060,438

Medical technology (23.6%)
Baxter International, Inc.	622,200	32,914,380
Becton, Dickinson and Co.	422,000	26,809,660
Boston Scientific Corp. (NON)	5,111,500	31,537,955
Covidien, Ltd.	667,000	24,578,950
Edwards Lifesciences Corp. (NON)	92,035	4,580,582
Hologic, Inc. (NON)	596,600	8,388,196
Hospira, Inc. (NON)	1,130,500	33,948,915
Medtronic, Inc.	1,666,500	50,861,580
Mettler-Toledo International, Inc. (NON)	78,100	6,423,725
Patterson Cos., Inc. (NON)	404,000	7,603,280
Sirona Dental Systems, Inc. (NON)	175,900	2,107,282
St. Jude Medical, Inc. (NON)	671,600	18,824,948
Stryker Corp.	70,200	2,732,184
Synthes, Inc. (Switzerland)	195	22,698
Waters Corp. (NON)	57,900	2,387,217
West Pharmaceutical Services, Inc.	189,600	6,730,800
Zimmer Holdings, Inc. (NON)	220,500	8,229,060
		268,681,412

Pharmaceuticals (32.2%)
Abbott Laboratories	855,700	44,830,123
Alpharma, Inc. Class A (NON)	78,800	2,844,680
Barr Pharmaceuticals, Inc. (NON)	933,300	61,028,487
Cephalon, Inc. (NON)	230,700	16,951,836
Jazz Pharmaceuticals, Inc. (NON)	326,700	490,050
Johnson & Johnson	806,400	47,238,911
Merck & Co., Inc.	173,400	4,633,248
Novartis AG (Switzerland)	877,502	41,073,209
Pfizer, Inc.	2,745,000	45,100,350
Roche Holding AG (Switzerland)	378,567	53,297,113
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	249,900	10,783,185
Wyeth	1,059,900	38,166,999
		366,438,191

Retail (1.1%)
CVS Caremark Corp.	438,100	12,674,233
		12,674,233

Total common stocks (cost $1,019,404,067)		$1,036,635,678

CONVERTIBLE PREFERRED STOCKS (1.9%)(a)
	Shares	Value

Mylan, Inc. 6.50% cv. pfd.	37,729	$21,929,981

Total convertible preferred stocks (cost $22,228,419)		$21,929,981

SHORT-TERM INVESTMENTS (6.4%)(a)

	Shares	Value

Federated Prime Obligations Fund	73,308,040	$73,308,040

Total short-term investments (cost $73,308,040)		$73,308,040

TOTAL INVESTMENTS

Total investments (cost $1,114,940,526)(b)		$1,131,873,699

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/08 (aggregate face value $7,970,808) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$3,624,787	$4,110,752	12/17/08	$(485,965)
Swiss Franc	3,605,863	3,860,056	12/17/08	(254,193)

Total				$(740,158)

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/08 (aggregate face value $128,588,669) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$13,880,259	$15,757,648	12/17/08	$1,877,389
Swiss Franc	103,570,272	112,831,021	12/17/08	9,260,749

Total				$11,138,138

NOTES

(a) Percentages indicated are based on net assets of $1,139,579,937.

(b) The aggregate identified cost on a tax basis is $1,136,077,019, resulting in gross unrealized appreciation and depreciation of $213,100,664 and $217,303,984, respectively, or net unrealized depreciation of $4,203,320.

(NON) Non-income-producing security.

At November 30, 2008, liquid assets totaling $10,397,980 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At November 30, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $268,827 for the period ended November 30, 2008. During the period ended November 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $31,300,822 and $153,805,115, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of November 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$1,010,497,515	$--

Level 2	121,376,184	10,397,980

Level 3	--	--

Total	$1,131,873,699	$10,397,980

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Health Care Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 28, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2009